UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2008

1.811324.104

TO-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 4.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation-Indexed Notes - 4.5%
1/15/09	3.88%	$ 947,157	$ 939,892
U.S. Treasury Obligations - 111.5%

U.S. Treasury Bills - 109.0%
1/2/09 to 12/17/09	0.00 to 2.47	22,683,258	22,651,142
U.S. Treasury Notes - 2.5%
1/31/09 to 10/31/09	0.28 to 1.64	503,000	506,928
TOTAL U.S. TREASURY OBLIGATIONS			23,158,070
TOTAL INVESTMENT PORTFOLIO - 116.0% (Cost $24,097,962)	24,097,962
NET OTHER ASSETS - (16.0)%	(3,323,992)
NET ASSETS - 100%	$ 20,773,970
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,097,962	$ -	$ 24,097,962	$ -
Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $24,097,962,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2008

1.811334.104

TAX-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Gen. Oblig. Bonds Series 2007 A, 5% 8/1/09	$ 9,090	$ 9,266
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (b)	8,700	8,700
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 1%, VRDN (b)	28,000	28,000
Series 1995 D, 1.5%, VRDN (b)	27,000	27,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.15%, VRDN (b)	18,250	18,250
		91,216
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 1.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,855	4,855
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 B, 1.1%, VRDN (b)	1,300	1,300
(ConocoPhillips Proj.) Series 1994 C, 0.4%, VRDN (b)	4,500	4,500
(Exxon Pipeline Co. Proj.):
Series 1993 B, 1%, VRDN (b)	1,700	1,700
Series 1993 C, 1%, VRDN (b)	10,375	10,375
(ExxonMobil Proj.) Series 2001, 0.77% (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,200	1,200
		23,930
Arizona - 0.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 B, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,580	3,580
(Catholic Healthcare West Proj.):
Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (b)	7,000	7,000
Series 2008 D, 0.7%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 1.36% (Liquidity Facility Citibank NA) (b)(f)	3,705	3,705
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A, 2% 1/5/09, LOC Dexia Cr. Local de France, CP	8,600	8,600
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.75%, LOC JPMorgan Chase Bank, VRDN (b)	6,100	6,100

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series B, 1.67% 2/6/09, CP	$ 5,600	$ 5,600
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,465	7,465
		52,050
Arkansas - 0.3%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	13,280	13,280
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,285	11,285
		24,565
California - 1.5%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B5, 0.85%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	7,650	7,650
Series 2002 C8, 0.9%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,900	5,900
Series 2008 I2, 0.75%, LOC Landesbank Hessen-Thuringen, VRDN (b)	49,800	49,800
California Gen. Oblig. Series 2005 B2, 0.3%, LOC Societe Generale, VRDN (b)	15,000	15,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 1.15% (Liquidity Facility Bank of America NA) (b)(f)	8,100	8,100
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron USA, Inc. Proj.) Series 2002, 0.75% (Chevron Corp. Guaranteed), VRDN (b)	14,720	14,720
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2001 C2, 0.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	7,100	7,100
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.75%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	24,000	24,000
		132,270
Colorado - 3.3%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 B, 0.9%, LOC Allied Irish Banks PLC, VRDN (b)	9,100	9,100
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	8,995	8,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1090, 1.75% (Liquidity Facility Bank of America NA) (b)(f)	$ 10,700	$ 10,700
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.92%, LOC JPMorgan Chase Bank, VRDN (b)	11,920	11,920
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.75% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,300	6,300
Series 2004 B:
0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,400	12,400
0.83% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	6,750	6,750
Series 2004 B1, 0.8% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,280	16,280
Series 2004 B2, 0.83% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	30,925	30,925
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 1.64% (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Series EGL 07 0040, 1.64% (Liquidity Facility Citibank NA) (b)(f)	11,700	11,700
0.9% 1/9/09, LOC WestLB AG, CP	18,900	18,900
Colorado Springs Utils. Rev. Series 2000 A, 1.1%, VRDN (b)	29,225	29,225
Denver City & County Ctfs. of Prtn. Series A, 0.9% 1/7/09, LOC Wachovia Bank NA, CP	17,500	17,500
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 1.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	35,240	35,240
Denver City & County Wtr. Participating VRDN Series PZ 232, 1.27% (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,600	15,600
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Series 2008 A2, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 0.72% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,430	16,430
		298,965

	Principal Amount (000s)	Value (000s)
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 46,800	$ 46,800
(Health Care Cap. Asset Prog.) Series A1, 0.7%, LOC Bank of America NA, VRDN (b)	9,715	9,715
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	14,590	14,590
(Yale Univ. Proj.):
Series T2, 0.75%, VRDN (b)	4,400	4,400
Series U1, 0.25%, VRDN (b)	7,300	7,300
Series U2, 0.25%, VRDN (b)	16,900	16,900
Series Y2, 0.7%, VRDN (b)	7,400	7,400
Series Y3, 0.7%, VRDN (b)	1,900	1,900
		109,005
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,100	9,100
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2008 B, 1.2%, LOC Bank of America NA, VRDN (b)	39,015	39,015
TRAN 2.5% 9/30/09	17,900	18,086
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.9% tender 1/9/09, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
(Defenders of Wildlife Proj.) 1.22%, LOC Bank of America NA, VRDN (b)	5,630	5,630
(Friends Legal Svcs. Corp. Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	11,395	11,395
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.71%, LOC Bank of America NA, VRDN (b)	15,425	15,425
(The AARP Foundation Proj.) Series 2004, 1.2%, LOC Bank of America NA, VRDN (b)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 1.2%, LOC Bank of America NA, VRDN (b)	3,305	3,305
(Washington Drama Society, Inc. Proj.) Series 2008, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 1.2%, LOC Bank of America NA, VRDN (b)	19,975	19,975
		157,731
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.85% tender 2/6/09, LOC Bank of America NA, CP mode	$ 10,200	$ 10,200
Series 2008 B, 0.9% tender 2/6/09, LOC Bank of America NA, CP mode	10,200	10,200
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,057
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 1.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,550	20,550
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	13,440	13,440
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	16,910	16,910
Florida Board of Ed. Participating VRDN Series Putters 137, 1.2% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	18,880	18,880
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1068, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	4,800	4,800
Series Putters 2567, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series ROC II R 817, 1.65% (Liquidity Facility Citibank NA) (b)(f)	9,410	9,410
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/09	9,185	9,324
Participating VRDN:
Series Putters 2514, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,520	4,520
Series Solar 07 30, 1.2% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,015	15,015
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,070	7,070
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	28,465	28,845
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.67%, LOC TD Banknorth, NA, VRDN (b)	10,625	10,625
Gainesville Utils. Sys. Rev. 2.3% 1/12/09, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.8%, VRDN (b)	14,475	14,475

	Principal Amount (000s)	Value (000s)
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F:
0.85% tender 1/5/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	$ 11,000	$ 11,000
0.9% tender 1/7/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
0.9% tender 1/9/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21 Issue 2, 5% 10/1/09	11,470	11,736
Lakeland Energy Sys. Rev. Series 2008 A, 0.7%, LOC BNP Paribas SA, VRDN (b)	16,900	16,900
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.55%, VRDN (b)	18,200	18,200
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.8%, LOC Bank of America NA, VRDN (b)	10,960	10,960
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 1.2%, LOC Bank of America NA, VRDN (b)	3,625	3,625
Orange County School District TAN 4% 10/1/09	20,000	20,237
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 1.2%, LOC Bank of America NA, VRDN (b)	2,850	2,850
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	15,000	15,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Bonds Series 1992, 6% 10/1/09	20,000	20,631
Series 2002 A, 0.75%, VRDN (b)	14,300	14,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 1.2%, LOC Bank of America NA, VRDN (b)	4,965	4,965
Palm Beach County Rev.:
(Benjamin Private School Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	4,615	4,615
(Morse Oblig. Group Proj.) Series 2003, 1.1%, LOC Commerce Bank NA, VRDN (b)	3,500	3,500
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 1.2%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 1.25%, LOC Bank of America NA, VRDN (b)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 1.2%, LOC Bank of America NA, VRDN (b)	18,285	18,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 1.35%, LOC Bank of Scotland PLC, VRDN (b)	$ 32,935	$ 32,935
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.85%, LOC Northern Trust Co., Chicago, VRDN (b)	10,600	10,600
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	4,300	4,300
Series BA 07 1030, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	14,525	14,525
Sunshine State Govt. Fing. Commission Rev.:
Series H:
0.8% 2/3/09, CP	16,720	16,720
1.1% 2/12/09, CP	12,500	12,500
Series L, 1.9% 1/5/09, LOC Dexia Cr. Local de France, CP	45,020	45,020
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 1.35% (Liquidity Facility Citibank NA) (b)(f)	6,810	6,810
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 1.2% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	21,100	21,100
		636,105
Georgia - 2.4%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 1.75%, LOC Wachovia Bank NA, VRDN (b)	10,960	10,960
Atlanta Wtr. & Wastewtr. Rev. Series 2006 2, 1.65% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	16,997	16,997
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 2.75% 3/25/09, CP	23,000	23,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 1.2%, LOC Freddie Mac, VRDN (b)	1,500	1,500
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	6,835	6,835
Series 2008 C, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
Series 2008 E, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	8,300	8,300
Series 2008 F, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	8,300	8,300

	Principal Amount (000s)	Value (000s)
Georgia Gen. Oblig. Bonds Series 1993 A, 7.45% 1/1/09	$ 2,880	$ 2,880
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	5,100	5,148
Series E, 3% 12/16/09	7,700	7,772
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.95% (Assured Guaranty Corp. Insured), VRDN (b)	10,000	10,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 1.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,345	10,345
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.7%, LOC Bayerische Landesbank, VRDN (b)	23,950	23,950
Series 1985 B, 0.9%, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,000	26,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BBT 08 42, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,485	6,485
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 0.89%, LOC Landesbank Baden-Wuert, VRDN (b)	30,000	30,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.8%, LOC Fannie Mae, VRDN (b)	1,000	1,000
		215,472
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 1.55% (Liquidity Facility Deutsche Postbank AG) (b)(f)	20,600	20,600
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) 1.15%, LOC Freddie Mac, VRDN (b)	5,200	5,200
		25,800
Illinois - 4.9%
Chicago Board of Ed. Participating VRDN Series Merlots 08 D166, 1.3% (Liquidity Facility Wachovia Bank NA) (b)(f)	21,935	21,935
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,110	8,110
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROC II R 11583, 1.28% (Liquidity Facility Citibank NA) (b)(f)	10,430	10,430
Series 2005 C, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 1.15%, LOC Northern Trust Co., Chicago, VRDN (b)	$ 10,500	$ 10,500
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 1.24% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)(g)	13,600	13,600
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.8%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,145	5,145
Series DB 601, 1.25% (Liquidity Facility Deutsche Bank AG) (b)(f)	10,300	10,300
Series Putters 3174, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,395	3,395
(Chicago Historical Society Proj.) Series 2006, 1.05%, LOC JPMorgan Chase Bank, VRDN (b)	7,400	7,400
(Chicago Symphony Orchestra Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	21,200	21,200
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.73%, LOC JPMorgan Chase Bank, VRDN (b)	28,300	28,300
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	28,400	28,400
(North Central College Proj.) Series 2008, 1.2%, LOC Bank of America NA, VRDN (b)	8,500	8,500
(Northwestern Univ. Proj.) Series 2004 B, 0.4%, VRDN (b)	11,500	11,500
(Resurrection Health Care Sys. Proj.):
Series 2008 A, 0.65%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	19,000	19,000
(Rockford Mem. Hosp. Proj.) 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.95%, LOC Northern Trust Co., Chicago, VRDN (b)	4,500	4,500
Illinois Gen. Oblig. Participating VRDN Series ROC II R 12126, 1.67% (Liquidity Facility Citigroup, Inc.) (b)(f)	15,095	15,095

	Principal Amount (000s)	Value (000s)
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	$ 10,800	$ 10,800
Series 1995, 1.5% tender 3/26/09, CP mode	5,400	5,400
1.5% tender 4/9/09, CP mode	4,300	4,300
(Central Dupage Health Proj.) Series 2000 B, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,580	1,580
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	36,365	36,365
(Memorial Health Sys. Proj.) Series 2003, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	4,390	4,390
(Northwestern Memorial Hosp. Proj.) 0.78% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,000	10,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)	16,550	16,550
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 2.25% (Liquidity Facility Bank of America NA) (b)(f)	9,995	9,995
Series MACN 06 K, 2.25% (Liquidity Facility Bank of America NA) (b)(f)	8,260	8,260
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 2754, 1.9% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,895	12,895
Series ROC II R 606PB, 1.75% (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,155	6,155
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 1.72% (Liquidity Facility Citigroup, Inc.) (b)(f)	13,085	13,085
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series Putters 2569, 2.65% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,190	5,190
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	2,000	2,000
		440,975
Indiana - 2.3%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 H, 0.72%, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,300	$ 21,300
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.95%, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 1.35%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 1.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,880	11,880
(Ascension Health Proj.) Series 2008 E2, 0.45%, VRDN (b)	20,000	20,000
(DePauw Univ. Proj.) Series 2008 A, 1.3%, LOC Northern Trust Co., Chicago, VRDN (b)	6,000	6,000
(Trinity Health Cr. Group Proj.) Series 2008 D1, 1%, VRDN (b)	21,000	21,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	14,625	14,625
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.):
Series 2005 C, 0.65%, LOC Branch Banking & Trust Co., VRDN (b)	18,200	18,200
Series 2005 D, 0.68%, LOC Branch Banking & Trust Co., VRDN (b)	8,970	8,970
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 1.38%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,935	2,935
Series B, 1.38%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,965	2,965
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 1.1%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.8%, LOC Bank of America NA, VRDN (b)	1,405	1,405

	Principal Amount (000s)	Value (000s)
Series 2006, 1.2%, LOC Bank of America NA, VRDN (b)	$ 5,350	$ 5,350
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 0.95%, VRDN (b)	7,635	7,635
Purdue Univ. Rev. Series 2004 S, 0.55%, VRDN (b)	3,135	3,135
Saint Joseph County Ind. Edl. Facilities Rev. (Notre Dame Univ.) Series 1998, 0.75% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	11,000	11,000
		209,500
Iowa - 0.4%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,235	4,235
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2008 A2, 2% (Assured Guaranty Corp. Insured), VRDN (b)	14,000	14,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,680	2,680
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.95%, VRDN (b)	4,200	4,200
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 1.2%, LOC Bank of America NA, VRDN (b)	8,220	8,220
		33,335
Kansas - 0.7%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series BBT 08 51, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,340	6,340
Series 2000 B1, 0.89% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	2,100	2,100
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J1, 1.35% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	5,075	5,075
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 1.25% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,930	8,930
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 1.38%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Overland Park Gen. Oblig.:
Bonds Series 2007, 4% 9/1/09	4,085	4,149
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Gen. Oblig.: - continued
Participating VRDN Series SG 01 155, 1.22% (Liquidity Facility Societe Generale) (b)(f)	$ 3,000	$ 3,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 1.35%, LOC Harris NA, VRDN (b)	23,160	23,160
		62,754
Kentucky - 0.2%
Kentucky Asset/Liability Commission Road Fund Bonds Series A, 2% tender 1/5/09 (Liquidity Facility Dexia Cr. Local de France), CP mode	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 1.2%, LOC Branch Banking & Trust Co., VRDN (b)	7,000	7,000
		16,000
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 12117, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(f)	14,700	14,700
Series WF 08 6C, 1.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)	20,000	20,000
Louisiana Gen. Oblig. Series 2008 A, 0.6%, LOC BNP Paribas SA, VRDN (b)	24,000	24,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	8,220	8,220
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, 1.25%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
		81,920
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 1.7%, LOC KBC Bank NV, VRDN (b)	6,975	6,975
Series 2008 B, 1.45%, LOC KBC Bank NV, VRDN (b)	2,000	2,000
		8,975

	Principal Amount (000s)	Value (000s)
Maryland - 1.4%
Anne Arundel County Gen. Oblig.:
Series A, 1% 3/31/09, CP	$ 24,800	$ 24,800
Series B, 1% 3/31/09, CP	17,000	17,000
Baltimore County Gen. Oblig. Series 1995, 0.8% 3/5/09 (Liquidity Facility BNP Paribas SA), CP	13,075	13,075
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 1.22%, LOC RBS Citizens NA, VRDN (b)	12,000	12,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.89%, LOC Fannie Mae, VRDN (b)	4,700	4,700
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.45%, VRDN (b)	4,500	4,500
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) Second Series 2002 B, 5.25% 2/1/09	4,925	4,940
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,000	6,000
Series F, 0.8% 2/4/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 1.56% (Liquidity Facility Citibank NA) (b)(f)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 1.2%, LOC Bank of America NA, VRDN (b)	4,250	4,250
Montgomery County Gen. Oblig. Series 2006 B, 1.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,500	2,500
		123,050
Massachusetts - 2.9%
Massachusetts Dev. Fin. Agcy. Rev. (Harvard Univ. Proj.) Series 2006 B1, 0.75%, VRDN (b)	31,190	31,190
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 1.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	131,350	131,350
Series DCL 08 42, 2.15% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	14,980	14,980
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 11320, 1.35% (Liquidity Facility Citibank NA) (b)(f)	8,830	8,830
(Amherst College Proj.) Series F, 0.75%, VRDN (b)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Harvard Univ. Proj.):
Series BB 0.75%, VRDN (b)	$ 7,400	$ 7,400
Series R, 0.7%, VRDN (b)	16,200	16,200
0.4% 1/23/09, CP	15,323	15,323
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.66% (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
		267,073
Michigan - 0.6%
Michigan Bldg. Auth. Rev.:
Series 5, 0.85% 2/12/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,580	2,580
Series I, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	7,800	7,800
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.95%, VRDN (b)	6,300	6,300
Series 2008 C, 1.15% 1/12/09, CP	13,300	13,300
Michigan Muni. Bond Auth. Rev. BAN Series 2008, 3% 7/15/09	9,800	9,911
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.8%, LOC ABN-AMRO Bank NV, VRDN (b)	14,090	14,090
		53,981
Minnesota - 2.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.65%, LOC Wells Fargo Bank NA, VRDN (b)	7,350	7,350
Series 2007 C2, 1.08%, LOC Wells Fargo Bank NA, VRDN (b)	9,975	9,975
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C4, 1.4% (Assured Guaranty Corp. Insured), VRDN (b)	50,000	50,000
Series 2008 C4B, 1.4% (Assured Guaranty Corp. Insured), VRDN (b)	2,700	2,700
Minnesota Gen. Oblig. Bonds 5% 10/1/09	9,050	9,250

	Principal Amount (000s)	Value (000s)
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.3%, LOC Fannie Mae, VRDN (b)	$ 21,550	$ 21,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 1.15%, LOC Wells Fargo Bank NA, VRDN (b)	12,250	12,250
Rochester Health Care Facilities Rev. Series 2008 C, 0.75% 3/3/09, CP	10,000	10,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,085	3,085
St. Louis Park Gen. Oblig. (Park Nicollet Health Svcs. Proj.):
Series 2008 B1, 1.05%, LOC Wells Fargo Bank NA, VRDN (b)	22,270	22,270
Series 2008 B2, 1.08%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Univ. of Minnesota Series 1999 A, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	72,575	72,575
		231,005
Mississippi - 1.4%
Mississippi Bus. Fin. Corp.:
(Chevron USA, Inc. Proj.) Series 2007 C:
1% (Chevron Corp. Guaranteed), VRDN (b)	8,950	8,950
1% (Chevron Corp. Guaranteed), VRDN (b)	19,500	19,500
(Chevron USA, Inc. Proj.) Series 2007 A, 1.05% (Chevron Corp. Guaranteed), VRDN (b)	8,000	8,000
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 1.2%, LOC Bank of America NA, VRDN (b)	22,000	22,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 1.2%, LOC Bank of America NA, VRDN (b)	19,700	19,700
Series 2008 A2, 1.2%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Mississippi Gen. Oblig.:
Bonds Series I, 5.75% 11/1/09	4,000	4,152
Series 2007, 0.8% (Liquidity Facility Bank of America NA), VRDN (b)	24,175	24,175
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 2.5%, tender 2/5/09 (b)	9,000	9,000
		129,477
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.6%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	$ 4,200	$ 4,200
Golden Valley Memorial Hosp. District Series 2006, 1.35%, LOC Bank of America NA, VRDN (b)	9,745	9,745
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 1.36% (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series PT 4624, 1.28% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,100	11,100
(Christian Brothers College Proj.) Series 2002 A, 1.3%, LOC TD Banknorth, NA, VRDN (b)	39,200	39,200
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2008 D, 0.8%, VRDN (b)	30,400	30,400
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	12,100	12,100
(Lutheran Sr. Svcs. Proj.) Series 2008, 1.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
(Washington Univ. Proj.):
Series A, 1.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,250	2,250
Series B, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	300	300
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN:
Series MT 496, 1.21% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,440	9,440
Series PT 4625, 1.28% (Liquidity Facility Deutsche Postbank AG) (b)(f)	10,345	10,345
Series 2005 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,200	1,200
		143,280
Nebraska - 0.8%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.25%, LOC Allied Irish Banks PLC, VRDN (b)	17,430	17,430

	Principal Amount (000s)	Value (000s)
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,790	$ 1,790
Nebraska Pub. Pwr. District Rev. Series A, 1% 3/4/09, CP	7,900	7,900
Omaha Pub. Pwr. District Participating VRDN Series EGL 06 14 Class A, 1.38% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,135	22,135
Omaha Pub. Pwr. District Elec. Rev. 0.8% 3/6/09 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		71,555
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 D2, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	59,400	59,400
Series 2008 D3, 0.85%, LOC Bayerische Landesbank, VRDN (b)	14,350	14,350
Clark County Fuel Tax:
Participating VRDN Series EGL 07 0011, 1.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	18,800	18,800
Series 2008 A, 0.9% 1/5/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	13,000	13,000
Series 2008 B, 1% 3/6/09, LOC BNP Paribas SA, CP	25,000	25,000
Clark County School District Participating VRDN:
Series BA 08 1127, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	8,886	8,886
Series BBT 08 6, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,575	12,575
Series Clipper 07 35, 1.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	24,630	24,630
Series PZ 174, 1.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)	27,100	27,100
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Bonds Series 2005 A, 5% 6/1/09	2,225	2,260
Series 2006 B, 1.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,325	3,325
		209,326
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (LRGHealthcare Proj.) Series 2008, 1.5%, LOC RBS Citizens NA, VRDN (b)	10,000	10,000
New Jersey - 1.2%
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	104,800	105,482
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.7%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 1.22%, LOC Barclays Bank PLC, VRDN (b)	$ 1,900	$ 1,900
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 1.1%, VRDN (b)	27,900	27,900
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.75%, LOC UBS AG, VRDN (b)	8,000	8,000
Series 2008 B1, 0.75%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,400	10,400
Series 2008 B2, 1.15%, LOC UBS AG, VRDN (b)	12,000	12,000
		60,200
New York - 5.8%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 1%, LOC JPMorgan Chase Bank, VRDN (b)	2,200	2,200
Nassau County Interim Fin. Auth. Series 2008 A, 0.6% (Liquidity Facility BNP Paribas SA), VRDN (b)	25,000	25,000
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2949, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170	14,170
Series Putters 3198, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,665	10,665
Series 1994 A4, 1.05%, LOC WestLB AG, VRDN (b)	16,300	16,300
Series 1995 B4, 0.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	29,500	29,500
Series 2003 C4, 0.61%, LOC BNP Paribas SA, VRDN (b)	30,000	30,000
Series 2003 C5, 0.61%, LOC Bank of New York, New York, VRDN (b)	16,115	16,115
Series 2004 H1, 1.05%, LOC Bank of New York, New York, VRDN (b)	35,480	35,480
Series 2004 H3, 0.7%, LOC Bank of New York, New York, VRDN (b)	10,535	10,535
Series 2004 H4, 1%, LOC Bank of New York, New York, VRDN (b)	5,500	5,500
Series 2008 J10, 0.75% (Liquidity Facility BNP Paribas SA), VRDN (b)	7,000	7,000
Series 2008 J8, 1.05%, LOC Landesbank Baden-Wuert, VRDN (b)	10,000	10,000

	Principal Amount (000s)	Value (000s)
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.95%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 6,995	$ 6,995
(245 East 124th Street Proj.) Series 2008 A, 0.4%, LOC Freddie Mac, VRDN (b)	6,500	6,500
(Beekman Tower Proj.) Series 2008 A, 0.6%, LOC RBS Citizens NA, VRDN (b)	7,700	7,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.4%, LOC Fannie Mae, VRDN (b)	16,550	16,550
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,510	7,510
Series 2006 AA1, 1% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	10,990	10,990
Series 2008 B2, 1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	5,000	5,000
Series 2009 BB1, 1%, LOC Landesbank Hessen-Thuringen, VRDN (b)	56,200	56,200
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	26,400	26,400
New York City Transitional Fin. Auth. Rev. Series 2003 1B, 0.7% (Liquidity Facility Societe Generale), VRDN (b)	12,800	12,800
New York Dorm. Auth. Revs.:
(Fordham Univ. Proj.) Series 2008 A2, 0.55%, LOC Allied Irish Banks PLC, VRDN (b)	9,900	9,900
Series 2008 C, 1.1%, LOC Bank of America NA, VRDN (b)	17,500	17,500
New York Hsg. Fin. Agcy. Rev.:
(88 Leonard Street Proj.) Series 2005 A, 0.6%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,900	6,900
(MF Associates Proj.) Series 1991, 0.65%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,900	6,900
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.85%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	19,800	19,800
Series 2005 D2, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (b)	33,000	33,000
Series C, 0.5% 1/5/09, LOC ABN-AMRO Bank NV, CP	30,800	30,800
New York Pwr. Auth. Series 1, 0.92% 2/6/09, CP	14,950	14,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 1.7% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,125	$ 7,125
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. (St. Lawrence Univ. Proj.) Series 2001 A, 0.85%, LOC HSBC Bank USA, NA, VRDN (b)	7,650	7,650
		523,635
North Carolina - 2.6%
Board of Governors of the Univ. of North Carolina Series D, 1.1% 2/6/09 (Liquidity Facility Univ. of North Carolina at Chapel Hill Rev.), CP	10,200	10,200
Charlotte Gen. Oblig. Series 2007, 1.2% (Liquidity Facility KBC Bank NV), VRDN (b)	2,000	2,000
Charlotte Wtr. & Swr. Sys. Rev. Series B, 5.8% (Liquidity Facility Wachovia Bank NA), VRDN (b)	20,295	20,295
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 1.2% (Liquidity Facility Bank of America NA), VRDN (b)	2,400	2,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 1.34% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	10,890	10,890
Series EGL 7053004 Class A, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	13,105	13,105
Series GS 08 9TP, 1.25% (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,050	6,050
North Carolina Gen. Oblig.:
Bonds Series 2007 A, 5% 3/1/09	2,500	2,513
Series 2002 E:
0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,505	3,505
0.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	19,880	19,880
Series 2002 F, 0.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	5,000	5,000
North Carolina Grant Anticipation Rev. Bonds Series 2007, 4% 3/1/09	4,875	4,893
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.7%, LOC Bank of America NA, VRDN (b)	7,600	7,600
(Wake Forest Univ. Proj.) Series 2008 A, 1.15%, LOC Branch Banking & Trust Co., VRDN (b)	15,740	15,740

	Principal Amount (000s)	Value (000s)
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 1.05% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	$ 8,200	$ 8,200
Orange Wtr. & Swr. Auth. Series 2004 B, 1.2% (Liquidity Facility Bank of America NA), VRDN (b)	3,300	3,300
Piedmont Triad Arpt. Auth. Series 2008 A, 1.2%, LOC Branch Banking & Trust Co., VRDN (b)	5,200	5,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series BBT 08 11, 1.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	21,665	21,665
Wake County Gen. Oblig.:
BAN 3.5% 10/15/09	42,800	43,396
Series 2003 B, 1.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,500	1,500
Series 2003 C, 1.72% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	4,810	4,810
Series 2004 B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	14,900	14,900
Series 2007 A, 1.15% (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
		237,042
Ohio - 3.4%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	23,475	23,475
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,580	15,580
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	16,000	16,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 1.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,265	5,265
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.98%, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	18,085	18,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.95%, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,600	$ 7,600
Series 2008 A, 0.7%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Series 2008 B, 0.7%, LOC JPMorgan Chase Bank, VRDN (b)	28,750	28,750
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series B1, 0.8% (Liquidity Facility Bank of New York, New York), VRDN (b)	1,925	1,925
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Generation Corp. Proj.) Series 2008 A, 1.1%, LOC Barclays Bank PLC, VRDN (b)	15,600	15,600
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2005 B, 0.3%, VRDN (b)	12,225	12,225
Series 2006 B, 0.65%, VRDN (b)	38,900	38,900
(Infrastructure Impt. Proj.) Series 2003 D, 0.65%, VRDN (b)	5,255	5,255
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B, 2.2% 3/5/09, CP	13,650	13,650
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.5%, LOC Allied Irish Banks PLC, VRDN (b)	6,000	6,000
(Cleveland Clinic Foundation Proj.) Series 2008 B1, 1%, VRDN (b)	20,450	20,450
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.66%, LOC RBS Citizens NA, VRDN (b)	8,600	8,600
Series 2008 C, 0.65%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Series 2008 E, 0.85%, LOC RBS Citizens NA, VRDN (b)	10,000	10,000
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2007 1, 4% 6/15/09	4,700	4,760
		307,905
Oklahoma - 0.6%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 1.2%, LOC Bank of America NA, VRDN (b)	28,655	28,655
Oklahoma Dev. Fin. Auth. Rev. (Integris Health Group Proj.) Series 2007 A3, 1.25% (Assured Guaranty Corp. Insured), VRDN (b)	15,175	15,175

	Principal Amount (000s)	Value (000s)
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series BA 08 3500, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	$ 7,620	$ 7,620
Univ. Hosps Trust Rev. Series 2005 A, 0.8%, LOC Bank of America NA, VRDN (b)	5,400	5,400
		56,850
Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.68%, LOC U.S. Bank NA, Minnesota, VRDN (b)	13,700	13,700
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 1.35%, LOC Bank of Scotland PLC, VRDN (b)	72,900	72,900
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 1.25%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
(PeaceHealth Proj.):
Series 2008 B, 0.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,800	10,800
Series 2008 D, 0.75%, LOC Wells Fargo Bank NA, VRDN (b)	25,000	25,000
Oregon Gen. Oblig. TAN Series 2008 A, 3% 6/30/09	3,000	3,028
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 C, 1.25%, LOC Allied Irish Banks PLC, VRDN (b)	2,000	2,000
		142,428
Pennsylvania - 3.6%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1%, VRDN (b)	2,500	2,500
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 1.1%, LOC Bank of America NA, VRDN (b)	7,500	7,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 1.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	19,240	19,240
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 1.75%, LOC Bank of America NA, VRDN (b)	14,200	14,200
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1%, LOC KBC Bank NV, VRDN (b)	3,775	3,775
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	19,700	19,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 1.35% (Liquidity Facility Citibank NA) (b)(f)	$ 10,475	$ 10,475
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,070	5,070
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Haverford School Proj.) Series 2008, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,100	3,100
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 1.27%, LOC Fannie Mae, VRDN (b)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 1.27%, LOC Fannie Mae, VRDN (b)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11056, 1.35% (Liquidity Facility Citibank NA) (b)(f)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(St. Joseph's Univ. Proj.) Series 2008 B, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,300	14,300
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (b)	15,780	15,780
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.95%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	12,000	12,000
(The Franklin Institute Proj.) Series 2006, 1.2%, LOC Bank of America NA, VRDN (b)	9,495	9,495
Philadelphia School District:
Series 2008 A1, 1.15%, LOC Bank of America NA, VRDN (b)	53,000	53,000
Series 2008 A3, 1.2%, LOC Bank of America NA, VRDN (b)	22,100	22,100
Series 2008 C1, 1.2%, LOC Commerce Bank NA, VRDN (b)	41,900	41,900
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.75%, LOC Bank of America NA, VRDN (b)	16,000	16,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	11,250	11,250
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	11,500	11,500

	Principal Amount (000s)	Value (000s)
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 3,650	$ 3,650
Wilkes Barre Gen. Oblig. Series 2004 B, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,460	3,460
		323,590
Rhode Island - 1.8%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.8%, LOC RBS Citizens NA, VRDN (b)	28,080	28,080
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Brown Univ. Proj.):
Series 2005 A, 0.65%, VRDN (b)	66,850	66,850
Series B, 0.8%, VRDN (b)	3,050	3,050
(Care New England Health Sys. Proj.) Series 2008 A, 1.2%, LOC JPMorgan Chase Bank, VRDN (b)	22,615	22,615
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.75%, LOC TD Banknorth, N.A., VRDN (b)	20,400	20,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (b)	23,700	23,700
		164,695
South Carolina - 1.3%
Greenville County School District Bonds Series 2008 C, 3% 6/1/09	39,815	40,045
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 2%, LOC Wachovia Bank NA, VRDN (b)	11,700	11,700
Horry County School District Participating VRDN Series ROC II R 754 PB, 1.75% (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,625	5,625
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Newberry College Proj.) Series 2008, 1.25%, LOC Branch Banking & Trust Co., VRDN (b)	13,345	13,345
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 720053021 Class A, 1.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	15,615	15,615
Series ROC II R 11426, 1.6% (Liquidity Facility Citibank NA) (b)(f)	12,645	12,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
1.7% 1/8/09, CP	$ 6,100	$ 6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, 0.95%, LOC Branch Banking & Trust Co., VRDN (b)	11,900	11,900
		116,975
Tennessee - 2.1%
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.2%, LOC Bank of America NA, VRDN (b)	8,110	8,110
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.84%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	8,000	8,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 1.2%, LOC Freddie Mac, VRDN (b)	17,945	17,945
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev.:
(Country Music Hall of Fame Proj.) Series 1999, 1.27%, LOC Bank of America NA, VRDN (b)	7,000	7,000
(Nashville Symphony Hall Proj.) Series 2004, 1.2%, LOC Bank of America NA, VRDN (b)	42,360	42,360
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 1.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Vanderbilt Univ. Proj.) Series 2005 A1, 0.65%, VRDN (b)	5,000	5,000
1.1% 2/12/09, CP	15,000	15,000
Shelby County Gen. Oblig. Series 2004 B, 0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	31,605	31,605
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 1.2% (Assured Guaranty Corp. Insured), VRDN (b)	16,400	16,400
Tennessee Gen. Oblig. Series A:
0.75% 3/6/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	16,360	16,360
0.8% 3/10/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	10,000	10,000
		187,080

	Principal Amount (000s)	Value (000s)
Texas - 18.6%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 10,340	$ 10,340
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,230	10,230
Austin Gen. Oblig. Bonds Series 2008, 4% 9/1/09	11,000	11,166
Austin Util. Sys. Rev. Series A:
0.8% 1/6/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,400	11,400
0.9% 1/8/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	26,870	26,870
Beaumont Independent School District Participating VRDN Series Putters 3225, 1.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,115	11,115
Carrollton-Farmers Branch Independent School District Bonds Series 1999, 6% 2/15/12 (Pre-Refunded to 2/15/09 @ 100) (e)	2,925	2,940
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 1.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)(g)	23,245	23,245
Dallas North Texas Tollway Auth. Series A, 0.8% 2/25/09, LOC Bank of America NA, CP	10,000	10,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 1434, 1.2% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	1,885	1,885
Series Putters 3227, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,305	17,305
Series Solar 06 60, 1.2% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	19,375	19,375
Denton Independent School District Participating VRDN Series DB 513, 1.25% (Liquidity Facility Deutsche Bank AG) (b)(f)	31,615	31,615
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,640	9,640
Series SGA 106, 0.85% (Liquidity Facility Societe Generale) (b)(f)	2,485	2,485
Friendswood Independent School District Participating VRDN Series Putters 3221, 1.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,485	9,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Goose Creek Independent School District Participating VRDN Series PZ 219, 1.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	$ 10,285	$ 10,285
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1992, 1%, VRDN (b)	15,800	15,800
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	36,700	36,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 1.9%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Series 2008 D2, 1.15%, LOC Allied Irish Banks PLC, VRDN (b)	6,000	6,000
(YMCA of the Greater Houston Area Proj.) Series 2008 B, 0.75%, LOC Allied Irish Banks PLC, VRDN (b)	11,000	11,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 B1, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	8,525	8,525
Series 2008 B2, 1.05%, LOC Compass Bank, VRDN (b)	4,850	4,850
Harris County Gen. Oblig.:
Participating VRDN:
Series Clipper 07 46, 1.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	40,000	40,000
Series Putters 545, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,540	8,540
Series Putters 646, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,730	3,730
Series ROC II R 718 PB, 1.75% (Liquidity Facility Deutsche Postbank AG) (b)(f)	9,895	9,895
TAN Series 2008, 3% 2/26/09	12,600	12,620
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 B, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	16,500	16,500
Series 2008 A, 1.1%, LOC Compass Bank, VRDN (b)	13,100	13,100
Series 2008 B, 0.8%, LOC Northern Trust Co., Chicago, VRDN (b)	11,100	11,100
Series 2008 C, 0.75%, LOC Commerzbank AG, VRDN (b)	19,080	19,080

	Principal Amount (000s)	Value (000s)
Houston Gen. Oblig.:
Series E1:
1.68% 1/15/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	$ 17,500	$ 17,500
1.68% 1/15/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	20,000	20,000
1.7% 1/15/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	18,700	18,700
Series E2:
1% 1/5/09 (Liquidity Facility Landesbank Baden-Wuert), CP	10,000	10,000
2% 2/4/09 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 2.16% (Liquidity Facility Citibank NA) (b)(f)	15,000	15,000
Series ROC II R 11411, 1.39% (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Series 2004 A:
1.8% 1/5/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	13,300	13,300
1.9% 1/5/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	17,100	17,100
Series 2008 A1, 1.2%, LOC Bank of America NA, VRDN (b)	47,500	47,500
Series 2008 A2, 1.2%, LOC Bank of America NA, VRDN (b)	12,075	12,075
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 1.75% (Liquidity Facility Bank of America NA) (b)(f)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,260	14,260
Judson Independent School District Participating VRDN Series DB 423, 1.2% (Liquidity Facility Deutsche Bank AG) (b)(f)	10,935	10,935
Lower Colorado River Auth. Rev. Series A, 0.88% 3/3/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 1% (Exxon Mobil Corp. Guaranteed), VRDN (b)	$ 8,450	$ 8,450
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 0.85% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
North East Texas Independent School District Participating VRDN Series PT 3951, 1.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	14,410	14,410
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	6,960	6,960
Series Putters 2488, 1.7% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,920	2,920
Series ROC II R 593 PB, 1.55% (Liquidity Facility Deutsche Postbank AG) (b)(f)	8,430	8,430
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 1.9% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,795	8,795
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.8%, VRDN (b)	4,600	4,600
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,400	5,400
Series 2003, 0.8% (Liquidity Facility Bank of America NA), VRDN (b)	5,000	5,000
Series A:
0.73% 2/27/09, CP	41,200	41,200
0.9% 2/27/09, CP	37,550	37,550
1.1% 2/27/09, CP	15,000	15,000
1.1% 2/27/09, CP	10,000	10,000
San Antonio Gen. Oblig. Series A, 1.05% 1/15/09, LOC Bank of America NA, CP	14,000	14,000
San Antonio Wtr. Sys. Rev.:
Series 2001 A, 0.75% 1/23/09, CP	2,000	2,000
Series 2001, 1.75% 1/15/09, CP	18,500	18,500
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 1.25%, LOC Bank of America NA, VRDN (b)	12,900	12,900
Socorro Independent School District Participating VRDN Series Putters 1036, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,760	7,760

	Principal Amount (000s)	Value (000s)
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008:
0.95%, LOC JPMorgan Chase Bank, VRDN (b)	$ 68,700	$ 68,700
1.2%, LOC JPMorgan Chase Bank, VRDN (b)	18,700	18,700
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 1%, LOC Compass Bank, VRDN (b)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series BA 08 1197, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	4,375	4,375
(Texas Health Resources Proj.) Series 2008 B, 0.4%, VRDN (b)	10,625	10,625
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)	7,650	7,650
Texas A&M Univ. Rev. Participating VRDN: Series Putters 945, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,620	2,620
Series ROC II R 4005, 1.35% (Liquidity Facility Citigroup, Inc.) (f)	2,320	2,320
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.75%, LOC Freddie Mac, VRDN (b)	11,005	11,005
Texas Gen. Oblig.:
Bonds Series MS 06 2043, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,270	7,270
Participating VRDN Series Solar 06 57, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,260	10,260
TRAN Series 2008, 3% 8/28/09	436,700	440,612
Texas Pub. Fin. Auth. Series 2002 A, 1.15% 3/5/09 (Liquidity Facility Texas Gen. Oblig.), CP	1,700	1,700
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series 3216, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 1.2% (Liquidity Facility Bank of America NA) (b)(f)	5,000	5,000
Univ. of Houston Univ. Revs. Participating VRDN Series Putters 3066, 1.9% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,955	3,955
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series B, 5% 8/15/09	5,400	5,531
Participating VRDN:
Series BBT 08 25, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,215	10,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Participating VRDN:
Series Putters 584, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 18,745	$ 18,745
Series ROC II R 11077, 1.35% (Liquidity Facility Citibank NA) (b)(f)	9,040	9,040
Series 2002 A, 0.65% 3/6/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
Series 2008 B:
0.8% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	2,250	2,250
0.8% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	38,500	38,500
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2008 A, 0.7%, VRDN (b)	31,100	31,100
Series 2008 A, 1.66% 2/3/09, CP	12,000	12,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 1.22% (Liquidity Facility Wells Fargo & Co.) (b)(f)	12,420	12,420
Ysleta Independent School District Participating VRDN Series Putters 1039, 1.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,275	2,275
		1,681,824
Utah - 1.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.8% 3/6/09 (Liquidity Facility Bank of Nova Scotia), CP	13,000	13,000
Series 1997 B3:
0.85% 3/5/09 (Liquidity Facility Bank of Nova Scotia), CP	23,900	23,900
1.1% 2/12/09 (Liquidity Facility Bank of Nova Scotia), CP	57,100	57,100
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 1.2% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	48,000	48,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 609PB, 1.75% (Liquidity Facility Deutsche Postbank AG) (b)(f)	4,605	4,605
		146,605
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 0.45%, LOC RBS Citizens NA, VRDN (b)	26,000	26,000

	Principal Amount (000s)	Value (000s)
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	$ 16,700	$ 16,700
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 1.36% (Liquidity Facility Citibank NA) (b)(f)	5,220	5,220
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)	8,060	8,060
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.6%, VRDN (b)	41,795	41,795
Series 2003 B, 0.6%, VRDN (b)	4,250	4,250
Series 2003 D, 0.6%, VRDN (b)	19,315	19,315
(Loudoun Country Day School, Inc. Proj.) Series 2008, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,665	5,665
Richmond Gen. Oblig. 0.8% 2/13/09 (Liquidity Facility Bank of America NA), CP	5,500	5,500
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 12180, 1.71% (Liquidity Facility Citigroup, Inc.) (b)(f)	11,600	11,600
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,560	7,560
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/09	5,000	5,014
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 C, 1.45%, LOC Branch Banking & Trust Co., VRDN (b)	7,200	7,200
Virginia Pub. School Auth.:
Bonds Series 2008 B, 4% 8/1/09	4,930	5,013
Participating VRDN Series Putters 139, 1.9% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	16,850	16,850
		159,742
Washington - 4.6%
Clark County Pub. Util. District #1 Elec. Rev. Bonds Series 2002, 5.25% 1/1/09	2,400	2,400
Energy Northwest Elec. Rev. Participating VRDN Series Putters 256, 1.7% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,545	4,545
Everett Gen. Oblig. Series 2001, 1.25%, LOC Bank of America NA, VRDN (b)	5,200	5,200
King County Gen. Oblig. BAN 3% 3/1/09	10,400	10,418
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Kent School District #145 Gen. Oblig. Bonds Series 2008, 4% 12/1/09 (Washington Gen. Oblig. Guaranteed)	$ 5,585	$ 5,691
King County Swr. Rev.:
Participating VRDN Series Putters 3143, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,095	24,095
Series A, 1% 1/5/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,000	15,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.8%, LOC Bank of America NA, VRDN (b)	2,900	2,900
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.88% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Seattle Wtr. Sys. Rev.:
Participating VRDN:
Series SGA 90, 0.85% (Liquidity Facility Societe Generale) (b)(f)	16,015	16,015
Series Solar 06 2, 1.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,785	9,785
Series 2002 B, 0.85%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(b)	9,000	9,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.25%, LOC Bank of America NA, VRDN (b)	8,720	8,720
Snohomish County Pub. Util. District #1 Bonds Series 2002 B, 5.25% 12/1/09	5,000	5,186
Tacoma Wash Wtr. Rev. Participating VRDN Series Putters 3275, 1.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	13,830	13,830
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 1.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	38,470	38,470
Vancouver Hsg. Auth. Rev. Series 2008, 1.18%, LOC Freddie Mac, VRDN (b)	4,500	4,500
Washington Gen. Oblig.:
Bonds Series 2000 A, 5.625% 7/1/18 (Pre-Refunded to 7/1/09 @ 100) (e)	5,000	5,114
Participating VRDN:
Series Clipper 05 39, 1.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	37,230	37,230
Series GS 06 7T, 1.38% (Liquidity Facility Wells Fargo & Co.) (b)(f)	21,415	21,415

	Principal Amount (000s)	Value (000s)
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.8%, LOC Bank of America NA, VRDN (b)	$ 17,900	$ 17,900
Series 2008 B, 0.85%, LOC Bank of America NA, VRDN (b)	10,875	10,875
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	35,020	35,020
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Horizon House Proj.) Series 2005, 1.1%, LOC Bank of America NA, VRDN (b)	44,035	44,035
(Mirabella Proj.) Series A, 1.65%, LOC HSH Nordbank AG, VRDN (b)	42,500	42,500
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.72% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (b)	9,265	9,265
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 A3, 0.72% (Bonneville Pwr. Administration Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	14,935	14,935
		419,044
West Virginia - 1.0%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 1.22%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.6%, LOC Branch Banking & Trust Co., VRDN (b)	56,410	56,410
		91,410
Wisconsin - 1.8%
Milwaukee Gen. Oblig.:
RAN Series 2008 M10, 3% 9/3/09	32,500	32,798
Series C2, 0.7% 3/3/09, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Wisconsin Gen. Oblig.:
Series 2006 A, 1.67% 2/6/09, CP	57,615	57,615
Series 2008, 1.15% 3/6/09, CP	20,613	20,613
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Alexian Brothers Health Sys. Proj.) 0.85% tender 2/5/09, LOC JPMorgan Chase Bank, CP mode	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 1.08%, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,000	$ 10,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,900	9,900
Wisconsin Petroleum Inspection Fee Rev. Series 2000, 1.4% 3/11/09, CP	16,300	16,300
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 1.25% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	7,503	7,503
		167,129
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.8%, LOC Wells Fargo Bank NA, VRDN (b)	4,750	4,750
	Shares
Other - 1.7%
Fidelity Tax-Free Cash Central Fund, 1.17% (c)(d)	150,135,000	150,135
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $8,940,936)	8,940,936
NET OTHER ASSETS - 1.1%	98,592
NET ASSETS - 100%	$ 9,039,528
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,773,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 1.24% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06 - 8/30/07	$ 13,600
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 1.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/7/07	$ 23,245
Goose Creek Independent School District Participating VRDN Series PZ 219, 1.26% (Liquidity Facility Wells Fargo & Co.)	3/15/07	$ 10,285
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.)	8/29/07 - 4/7/08	$ 18,870
Texas Gen. Oblig. Bonds Series MS 06 2043, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.)	8/29/07	$ 7,270
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 1.25% (Liquidity Facility Rabobank Nederland)	6/13/07	$ 7,503
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,074
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,940,936	$ -	$ 8,940,936	$ -
Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,940,936,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2008

1.811316.104

GVP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 53.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 12.9%
1/2/09 to 9/25/09	0.33 to 4.38% (b)	$ 5,689,769	$ 5,666,560
Federal Home Loan Bank - 27.2%
1/1/09 to 9/23/09	0.39 to 4.59 (b)	11,969,255	11,959,561
Freddie Mac - 13.1%
1/5/09 to 12/2/09	0.23 to 3.54 (b)	5,760,325	5,775,246
TOTAL FEDERAL AGENCIES			23,401,367
U.S. Treasury Obligations - 3.7%

U.S. Treasury Bills - 3.7%
4/30/09 to 12/17/09	0.52 to 1.62	1,634,000	1,623,734
Repurchase Agreements - 43.0%
	Maturity Amount (000s)
In a joint trading account at:
0.04% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	$ 20,089	20,089
0.07% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	15,217,938	15,217,876
With:
BNP Paribas Securities Corp. at 0.3%, dated 12/18/08 due 1/6/09 (Collateralized by U.S. Government Obligations valued at $1,611,801,451, 3.42% - 6.5%, 12/1/18 - 12/20/38)	1,580,250	1,580,000
Deutsche Bank Securities, Inc. at:
1.3%, dated 11/12/08 due 1/12/09 (Collateralized by U.S. Government Obligations valued at $396,248,417, 1.6% - 6.5%, 1/15/18 - 6/15/37)	384,846	384,000
1.35%, dated 11/20/08 due 1/20/09 (Collateralized by U.S. Government Obligations valued at $398,221,098, 1.5% - 7%, 12/15/12 - 11/15/37)	386,883	386,000
ING Financial Markets LLC at:
0.75%, dated 12/12/08 due 1/13/09 (Collateralized by U.S. Government Obligations valued at $398,978,795, 3.68% - 6.44%, 2/1/18 - 10/1/44)	391,261	391,000
0.85%, dated 12/12/08 due 1/15/09 (Collateralized by U.S. Government Obligations valued at $563,511,152, 0.8% - 6.7%, 9/25/11 - 5/25/45)	548,440	548,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
1.5%, dated 12/3/08 due 1/5/09 (Collateralized by U.S. Government Obligations valued at $402,169,450, 0.76% - 6%, 11/15/17 - 7/20/37)	$ 390,536	$ 390,000
TOTAL REPURCHASE AGREEMENTS		18,916,965
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $43,942,066)	43,942,066
NET OTHER ASSETS - 0.1%	62,100
NET ASSETS - 100%	$ 44,004,166
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$20,089,000 due 1/02/09 at 0.04%
Banc of America Securities LLC	$ 8,897
Bank of America, NA	3,157
ING Financial Markets LLC	5,740
Societe Generale, New York Branch	2,296
$ 20,089
$15,217,876,000 due 1/02/09 at 0.07%
Banc of America Securities LLC	$ 3,534,460
Bank of America, NA	4,411,226
Barclays Capital, Inc.	88,384
Deutsche Bank Securities, Inc.	530,302
Goldman, Sachs & Co.	5,018,408
ING Financial Markets LLC	618,685
J.P. Morgan Securities, Inc.	441,918
RBC Capital Markets Corp.	132,575
Societe Generale, New York Branch	441,918
$ 15,217,876

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 43,942,066	$ -	$ 43,942,066	$ -
Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $43,942,066,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2008

1.811325.104

TRES-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 0.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000)
U.S. Treasury Inflation-Indexed Notes - 0.5%
1/15/09	3.88%	$ 115,915	$ 150,749
U.S. Treasury Obligations - 52.2%

U.S. Treasury Bills - 50.6%
1/2/09 to 12/17/09	0.14 to 2.38%	14,358,435	14,312,652
U.S. Treasury Notes - 1.6%
7/31/09 to 10/31/09	0.70 to 1.64	427,000	437,247
TOTAL U.S. TREASURY OBLIGATIONS			14,749,899
Repurchase Agreements - 54.3%
	Maturity Amount (000s)
In a joint trading account at:
0.01% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 427,656	427,656
0.02% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) #	11,369,004	11,368,993
With:
Banc of America Securities LLC at 0.25%, dated 12/4/08 due 1/5/09 (Collateralized by U.S. Treasury Obligations valued at $811,063,384, 0% - 6.63%, 7/30/09 - 2/15/27)	795,177	795,000

	Maturity Amount (000s)	Value (000s)
BNP Paribas Securities Corp. at:
0.32%, dated 12/4/08 due 1/5/09 (Collateralized by U.S. Treasury Obligations valued at $811,109,073, 0% - 9.88%, 4/9/09 - 2/15/25)	$ 795,226	$ 795,000
0.65%, dated 11/5/08 due 1/5/09 (Collateralized by U.S. Treasury Obligations valued at $398,408,301, 0% - 7.25%, 3/12/09 - 5/15/37)	390,430	390,000
ING Financial Markets LLC at:
0.2%, dated 12/16/08 due 1/15/09 (Collateralized by U.S. Treasury Obligations valued at $405,993,926, 2.13% - 3.88%, 4/30/10 - 7/15/10)	398,066	398,000
0.25%, dated 12/4/08 due 1/5/09 (Collateralized by U.S. Treasury Obligations valued at $408,629,587, 0% - 9.13%, 12/17/09 - 5/15/38)	397,088	397,000
UBS Securities LLC at 0.07%, dated 12/30/08 due 1/5/09 (Collateralized by U.S. Treasury Obligations valued at $812,188,294, 2% - 12.5%, 1/15/09 - 5/15/30)	796,009	796,000
TOTAL REPURCHASE AGREEMENTS		15,367,649
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $30,268,297)	30,268,297
NET OTHER ASSETS - (7.0)%	(1,992,399)
NET ASSETS - 100%	$ 28,275,898
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$427,656,000 due 1/02/09 at 0.01%
Banc of America Securities LLC	$ 83,620
Barclays Capital, Inc.	119,457
Goldman, Sachs & Co.	224,579
$ 427,656
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,368,993,000 due 1/02/09 at 0.02%
BNP Paribas Securities Corp.	$ 3,635,056
Banc of America Securities LLC	1,408,620
Barclays Capital, Inc.	240,202
Credit Suisse Securities (USA) LLC	2,802,356
Deutsche Bank Securities, Inc.	880,740
ING Financial Markets LLC	1,601,346
J.P. Morgan Securities, Inc.	800,673
$ 11,368,993
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 30,268,297	$ -	$ 30,268,297	$ -
Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $30,268,297,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2008

1.811317.104
MMP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 46.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
Bank of America NA
2/11/09	3.00%	$ 126,000	$ 126,000
PNC Bank NA, Pittsburgh
4/1/09	3.09	84,000	84,000
			210,000
London Branch, Eurodollar, Foreign Banks - 12.8%
Australia & New Zealand Banking Group Ltd.
1/14/09	2.10	140,000	140,000
Commonwealth Bank of Australia
1/15/09 to 2/4/09	2.76 to 2.90	253,000	253,000
Credit Agricole SA
1/28/09 to 4/1/09	1.82 to 3.22	1,446,000	1,446,000
Credit Industriel et Commercial
1/12/09 to 3/16/09	2.40 to 3.20	1,326,000	1,326,000
ING Bank NV
2/23/09	1.25	491,000	491,000
National Australia Bank Ltd.
1/16/09 to 3/23/09	1.25 to 2.56	640,000	640,000
Royal Bank of Scotland PLC
1/16/09	3.12	170,000	170,001
UniCredit SpA
1/26/09 to 3/19/09	1.25 to 2.70	1,832,000	1,832,000
			6,298,001
New York Branch, Yankee Dollar, Foreign Banks - 33.3%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	56,000	56,000
Banco Santander SA
1/14/09 to 2/13/09	2.49 to 3.19	556,000	556,000
Bank of Montreal
1/7/09 to 3/5/09	1.02 to 2.55 (c)	1,215,000	1,215,000
Bank of Nova Scotia
1/13/09 to 3/5/09	2.05 to 5.05 (c)	989,000	989,000
Bank of Scotland PLC
1/6/09	2.37 (c)	389,000	389,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/15/09 to 2/24/09	1.00 to 2.30	780,000	780,000
Barclays Bank PLC
1/5/09 to 2/26/09	1.94 to 3.13 (c)	1,219,000	1,219,000
BNP Paribas SA
1/26/09 to 4/23/09	1.25 to 3.73	2,001,000	2,000,613
Calyon SA
2/9/09	3.15	308,000	308,000
Canadian Imperial Bank of Commerce
2/9/09 to 3/30/09	1.20 to 2.25	540,000	540,000
Credit Suisse First Boston
2/11/09	2.59 (c)	310,000	310,000
Deutsche Bank AG
1/5/09 to 3/3/09	2.31 to 4.53 (c)	1,153,000	1,153,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Intesa Sanpaolo SpA
1/2/09 to 3/9/09	1.11 to 3.15% (c)	$ 1,389,000	$ 1,388,998
Natixis SA
1/5/09 to 1/20/09	1.10 to 2.00	735,000	735,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	223,000	223,000
Royal Bank of Canada
1/2/09 to 2/19/09	2.00 to 4.30 (c)	894,000	894,000
Royal Bank of Scotland PLC
1/26/09 to 3/9/09	1.02 to 3.15 (c)	1,361,000	1,361,000
San Paolo IMI SpA
4/21/09	3.15	160,000	160,000
Societe Generale
1/23/09	1.75	651,000	651,000
Svenska Handelsbanken AB
2/26/09	2.52 (c)	96,000	96,000
Toronto-Dominion Bank
1/23/09 to 6/16/09	2.10 to 3.40	1,292,000	1,292,000
			16,316,611
TOTAL CERTIFICATES OF DEPOSIT			22,824,612
Commercial Paper - 20.1%

American Honda Finance Corp.
2/12/09	2.01	53,000	52,876
Atlantic Asset Securitization Corp.
1/12/09 to 3/10/09	0.40 to 2.67	717,000	716,430
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/27/09	2.11 to 3.27	1,788,000	1,783,604
Dakota Notes (Citibank Credit Card Issuance Trust)
1/5/09 to 2/12/09	0.50 to 2.65	813,000	812,237
Danske Corp.
3/23/09	1.34	85,000	84,744
DnB NOR Bank ASA
1/6/09 to 3/23/09	1.37 to 2.51	470,000	469,169
Emerald Notes (BA Credit Card Trust)
1/5/09 to 2/2/09	1.30 to 2.51	630,000	629,620
General Electric Capital Corp.
2/3/09	2.90	157,000	156,588
Intesa Funding LLC
2/2/09 to 6/19/09	1.50 to 2.17	373,000	371,774
Kitty Hawk Funding Corp.
1/16/09 to 2/2/09	0.35 to 4.20	432,102	431,851
Natexis Banques Populaires US Finance Co. LLC
1/16/09 to 3/9/09	1.25 to 3.16	822,000	819,000
Nationwide Building Soc (UNGTD)
1/22/09 to 1/23/09	3.40	221,000	220,564
Nokia Corp.
1/8/09	2.10	34,000	33,986
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Nordea North America, Inc.
3/10/09	3.01%	$ 130,000	$ 129,273
Palisades Notes (Citibank Omni Master Trust)
1/5/09 to 2/2/09	0.70 to 1.30	471,489	471,133
Royal Bank of Scotland PLC
1/15/09	1.71	280,000	279,814
Salisbury Receivables Co. LLC
1/9/09 to 2/2/09	1.20 to 1.55	271,000	270,768
Santander Finance, Inc.
2/25/09	3.15	71,000	70,664
Sheffield Receivables Corp.
1/8/09 to 2/10/09	1.00 to 2.31	738,000	737,311
Thames Asset Global Securities No. 1, Inc.
1/2/09 to 2/9/09	0.50 to 4.55	362,964	362,731
Toronto Dominion Holdings (USA)
6/15/09	2.14	51,000	50,506
Toyota Motor Credit Corp.
2/23/09	1.40	118,000	117,757
UniCredito Italiano Bank (Ireland) PLC
2/10/09 to 3/18/09	3.15 to 3.20	588,000	585,147
Variable Funding Capital Co. LLC
1/5/09 to 1/7/09	1.00	218,000	217,965
TOTAL COMMERCIAL PAPER			9,875,512
Federal Agencies - 4.1%

Fannie Mae - 1.3%
7/23/09 to 9/25/09	2.03 to 3.37	650,000	640,565
Federal Home Loan Bank - 1.4%
1/1/09 to 4/14/09	0.53 to 3.88 (c)	664,000	663,744
Freddie Mac - 1.4%
1/7/09 to 1/27/09	0.85 to 3.54 (c)	692,250	692,208
TOTAL FEDERAL AGENCIES			1,996,517
U.S. Treasury Obligations - 1.8%

U.S. Treasury Bills - 1.8%
7/2/09 to 10/22/09	1.01 to 1.41	876,000	869,527
Bank Notes - 1.6%

Bank of America NA
2/6/09	2.91 (c)	300,000	300,000
Banque Federative du Credit Mutuel
2/28/09	2.38 (b)(c)	143,000	143,000
Societe Generale
3/4/09	2.62 (b)(c)	319,000	319,000
TOTAL BANK NOTES			762,000
Master Notes - 0.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
1/14/09	5.17% (c)(d)	$ 206,000	$ 206,000
Medium-Term Notes - 14.6%

Allstate Life Global Funding Trusts
3/20/09	1.78 (c)	81,000	81,000
American Honda Finance Corp.
2/5/09 to 3/18/09	1.98 to 2.99 (b)(c)	170,000	170,000
AT&T, Inc.
8/5/09	4.50 (b)(c)	446,000	446,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(c)	329,000	329,000
Bank of America NA
1/3/09	4.35 (c)	391,000	391,000
Bank of Montreal
1/5/09	2.39 (b)(c)	180,000	180,000
BNP Paribas SA
2/13/09	2.45 (c)	268,000	268,000
BP Capital Markets PLC
3/11/09	2.28 (c)	171,000	171,000
Caja Madrid SA
1/20/09	4.65 (b)(c)	78,000	78,000
Commonwealth Bank of Australia
1/3/09	4.35 (b)(c)	360,000	360,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(c)	97,000	97,000
Credit Agricole SA
3/23/09	1.78 (b)(c)	437,000	437,000
General Electric Capital Corp.
1/7/09 to 1/26/09	0.50 to 1.94 (c)	491,000	490,997
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (c)(d)	30,000	30,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(c)	78,500	78,500
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	307,000	307,000
MetLife Insurance Co. of Connecticut
3/31/09	1.72 (c)(d)	30,000	30,000
Metropolitan Life Global Funding I
1/6/09	1.93 (b)(c)	40,994	40,994
National Australia Bank Ltd.
3/6/09	2.41 (b)(c)	231,000	231,000
New York Life Insurance Co.
2/27/09 to 3/30/09	1.63 to 2.35 (c)(d)	345,000	345,000
Nordea Bank AB
1/26/09	3.89 (b)(c)	316,000	316,000
Pacific Life Global Funding
1/5/09 to 1/15/09	1.27 to 1.97 (b)(c)	35,000	35,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
PNC Bank NA, Pittsburgh
2/4/09	3.27% (c)	$ 91,000	$ 91,000
Procter & Gamble Co.
3/9/09	2.22 (c)	82,000	82,000
Royal Bank of Canada
1/15/09	1.60 (b)(c)	316,000	316,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	20,000	20,000
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	339,000	339,000
Transamerica Occidental Life Insurance Co.
1/2/09	3.47 to 4.13 (c)(d)	186,000	186,000
Verizon Communications, Inc.
3/15/09	2.10 (c)	195,000	195,000
Wells Fargo & Co.
5/1/09	3.55 (c)	161,000	161,027
WestLB AG
1/12/09	1.90 (b)(c)	58,000	58,000
Westpac Banking Corp.
1/14/09 to 3/4/09	2.43 to 5.12 (b)(c)	776,000	775,957
1/9/09	2.22 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			7,176,475
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
1/2/09	4.17 (c)(d)	65,000	65,000
Repurchase Agreements - 10.5%
	Maturity Amount (000s)
In a joint trading account at 0.04% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	$ 27,058	27,058
With:
Banc of America Securities LLC at:
0.24%, dated 12/31/08 due 1/2/09:
(Collateralized by Commercial Paper Obligations valued at $464,536,194, 2/19/09 - 6/18/09)	451,006	451,000
(Collateralized by Corporate Obligations valued at $216,302,884, 4% - 14%, 4/30/09 - 11/15/38)	206,003	206,000
0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $1,104,417,826)	1,004,016	1,004,000

	Maturity Amount (000s)	Value (000s)
Barclays Capital, Inc. at:
0.19%, dated 12/31/08 due 1/2/09 (Collateralized by Corporate Obligations valued at:
$211,052,228, 2.75% - 10.18%, 4/3/10 - 5/15/38)	$ 201,002	$ 201,000
$32,550,344, 4.95% - 8.13%, 6/15/14 - 4/1/32)	31,000	31,000
0.24%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $677,609,053)	616,008	616,000
2.35%, dated 11/25/08 due 1/27/09 (Collateralized by Equity Securities valued at $83,807,385)	76,313	76,000
2.5%, dated 11/10/08 due 1/8/09 (Collateralized by Equity Securities valued at $369,856,294)	336,373	335,000
Credit Suisse Securities (USA) LLC at 0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $1,721,496,663)	1,565,025	1,565,000
ING Financial Markets LLC at:
1.45%, dated 12/12/08 due 1/12/09 (Collateralized by Corporate Obligations valued at $21,019,499, 4.5% - 6.6%, 1/15/12 - 12/1/15)	20,025	20,000
1.85%, dated 12/10/08 due 1/9/09 (Collateralized by Corporate Obligations valued at $32,588,094, 4.7% - 6.95%, 6/1/09 - 5/15/16)	31,048	31,000
RBC Capital Markets Co. at 0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $654,533,453)	595,010	595,000
TOTAL REPURCHASE AGREEMENTS		5,158,058
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $48,933,701)	48,933,701
NET OTHER ASSETS - 0.3%	144,961
NET ASSETS - 100%	$ 49,078,662
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,056,451,000 or 10.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $882,000,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.17%, 1/14/09	7/11/08	$ 206,000
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 30,000
MetLife Insurance Co. of Connecticut: 1.72%, 3/31/09	3/25/08	$ 30,000
Metropolitan Life Insurance Co. 4.17%, 1/2/09	3/26/02	$ 65,000
New York Life Insurance Co.: 1.63%, 3/30/09	3/28/08	$ 215,000
2.35%, 2/27/09	5/12/08	$ 130,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co.: 3.47%, 1/2/09	4/29/08	$ 95,000
4.13%, 1/2/09	3/27/08	$ 91,000
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$27,058,000 due 1/02/09 at 0.04%
Banc of America Securities LLC	$ 11,983
Bank of America, NA	4,252
ING Financial Markets LLC	7,731
Societe Generale, New York Branch	3,092
$ 27,058
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 48,933,701	$ -	$ 48,933,701	$ -
Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $48,933,701,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2008

1.811333.104

DOM-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 48.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.5%
Bank of America NA
2/11/09	3.00%	$ 59,000	$ 59,000
PNC Bank NA, Pittsburgh
4/1/09	3.08	49,000	49,000
			108,000
London Branch, Eurodollar, Foreign Banks - 15.4%
Australia & New Zealand Banking Group Ltd.
1/14/09	2.10	54,000	54,000
Commonwealth Bank of Australia
1/15/09 to 2/4/09	2.76 to 2.90	94,000	94,000
Credit Agricole SA
1/28/09 to 4/1/09	1.82 to 3.22	702,000	702,000
Credit Industriel et Commercial
1/12/09 to 3/16/09	2.40 to 3.20	565,000	565,000
HSBC Bank PLC
2/4/09 to 2/12/09	2.05 to 2.80	43,000	43,000
ING Bank NV
2/23/09 to 4/2/09	1.25 to 1.43	669,000	669,000
National Australia Bank Ltd.
1/16/09 to 3/23/09	1.25 to 2.56	257,000	257,000
Royal Bank of Scotland PLC
1/16/09	3.12	100,000	100,000
UniCredit SpA
1/26/09 to 3/19/09	1.25 to 2.70	800,000	800,000
			3,284,000
New York Branch, Yankee Dollar, Foreign Banks - 32.2%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA
2/11/09	2.15	142,000	142,001
Banco Santander SA
1/14/09 to 2/12/09	2.49 to 3.19	144,000	144,000
Bank of Nova Scotia
1/13/09 to 3/5/09	2.05 to 4.85 (c)	351,000	351,000
Bank of Scotland PLC
1/6/09	2.37 (c)	171,000	171,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/15/09 to 2/24/09	1.00 to 2.30	450,000	450,000
Barclays Bank PLC
1/12/09 to 1/15/09	2.25 to 2.27 (c)	446,000	446,000
BNP Paribas SA
1/26/09 to 4/23/09	1.25 to 3.35	885,000	885,000
Canadian Imperial Bank of Commerce
2/3/09 to 3/30/09	1.20 to 2.25	268,000	268,000
Credit Suisse First Boston
2/11/09	2.59 (c)	153,000	153,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse Group
2/3/09	2.05%	$ 200,000	$ 200,000
Deutsche Bank AG
1/5/09 to 3/3/09	2.31 to 4.53 (c)	515,000	515,000
Intesa Sanpaolo SpA
1/2/09 to 2/23/09	2.43 to 3.15 (c)	241,000	240,999
Natixis SA
1/5/09 to 1/20/09	1.10 to 2.00	304,000	304,000
Rabobank Nederland
1/29/09 to 4/20/09	2.25 to 3.00	623,000	623,000
Royal Bank of Canada
1/2/09 to 2/19/09	2.00 to 4.30 (c)	412,000	412,000
Royal Bank of Scotland PLC
2/5/09 to 3/5/09	1.50 to 3.15	542,000	542,000
San Paolo IMI SpA
4/21/09	3.15	69,000	69,000
Societe Generale
1/23/09	1.75	253,000	253,000
Svenska Handelsbanken AB
2/26/09 to 3/11/09	2.00 to 2.52 (c)	139,000	139,002
Toronto-Dominion Bank
1/23/09 to 6/16/09	2.10 to 3.40	537,953	537,953
			6,871,955
TOTAL CERTIFICATES OF DEPOSIT			10,263,955
Commercial Paper - 22.7%

American Honda Finance Corp.
2/12/09	2.01	23,000	22,946
Atlantic Asset Securitization Corp.
1/12/09 to 3/10/09	0.40 to 2.67	330,000	329,759
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/27/09	2.03 to 3.15	466,000	464,870
Dakota Notes (Citibank Credit Card Issuance Trust)
1/5/09 to 2/12/09	0.50 to 2.65	326,000	325,711
Danske Corp.
3/23/09	1.34	36,000	35,891
DnB NOR Bank ASA
1/6/09 to 3/23/09	1.37 to 2.51	187,000	186,659
Emerald Notes (BA Credit Card Trust)
1/5/09 to 2/2/09	1.30 to 2.51	271,000	270,837
Intesa Funding LLC
2/2/09 to 6/19/09	1.50 to 2.17	199,000	198,407
John Deere Capital Corp.
2/27/09	2.26	13,000	12,954
Kitty Hawk Funding Corp.
1/16/09 to 2/2/09	0.35 to 2.26	164,241	164,184
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires US Finance Co. LLC
1/16/09 to 3/9/09	1.25 to 3.16%	$ 372,000	$ 370,585
Nationwide Building Society
1/22/09 to 1/23/09	3.40	103,000	102,797
Nokia Corp.
1/5/09 to 1/8/09	2.10	85,000	84,978
Nordea North America, Inc.
1/20/09 to 3/10/09	2.05 to 3.00	170,000	169,501
Palisades Notes (Citibank Omni Master Trust)
1/5/09 to 2/2/09	0.70 to 1.30	213,000	212,838
Royal Bank of Scotland PLC
1/15/09	1.71	117,568	117,490
Salisbury Receivables Co. LLC
1/8/09 to 2/10/09	1.05 to 1.50	201,000	200,894
SANPAOLO IMI U.S. Financial Co.
3/3/09	2.21	250,000	249,068
Sheffield Receivables Corp.
1/9/09 to 2/10/09	0.40 to 2.31	391,000	390,616
Societe Generale North America, Inc.
2/27/09	2.30	150,000	149,456
Thames Asset Global Securities No. 1, Inc.
1/2/09 to 2/10/09	0.50 to 4.55	295,306	294,994
Toronto Dominion Holdings (USA)
6/15/09	2.14	22,000	21,787
Toyota Motor Credit Corp.
2/4/09 to 2/23/09	1.40 to 2.82	104,000	103,752
UniCredito Italiano Bank (Ireland) PLC
2/10/09 to 3/18/09	3.15 to 3.20	261,000	259,660
Variable Funding Capital Co. LLC
1/5/09 to 1/7/09	1.00	99,000	98,984
TOTAL COMMERCIAL PAPER			4,839,618
Federal Agencies - 2.9%

Fannie Mae - 0.8%
7/23/09 to 7/27/09	2.03	185,000	182,886
Federal Home Loan Bank - 0.9%
1/1/09 to 4/14/09	0.53 to 3.88 (c)	187,000	186,892
Freddie Mac - 1.2%
1/7/09 to 1/27/09	1.78 to 3.54 (c)	255,250	255,208
TOTAL FEDERAL AGENCIES			624,986
U.S. Treasury Obligations - 0.7%

U.S. Treasury Bills - 0.7%
7/2/09 to 10/22/09	1.01 to 1.36	151,045	149,948
Bank Notes - 2.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA
2/6/09	2.91% (c)	$ 162,000	$ 162,000
Banque Federative du Credit Mutuel
2/28/09	2.38 (b)(c)	115,000	115,000
Societe Generale
3/4/09	2.62 (b)(c)	156,000	156,000
TOTAL BANK NOTES			433,000
Master Notes - 0.5%

Asset Funding Co. III LLC
1/14/09	5.17 (c)(d)	98,000	98,000
Medium-Term Notes - 11.2%

Allstate Life Global Funding Trusts
3/20/09	1.78 (c)	31,000	31,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(c)	147,000	147,000
Bank of America NA
1/3/09	4.35 (c)	157,000	157,000
Bank of Montreal
1/5/09	2.39 (b)(c)	79,000	79,000
BNP Paribas SA
2/13/09	2.45 (c)	130,000	130,000
BP Capital Markets PLC
3/11/09	2.28 (c)	69,000	69,000
Caja Madrid SA
1/20/09	4.65 (b)(c)	37,000	37,000
Commonwealth Bank of Australia
1/3/09	4.35 (b)(c)	166,000	166,000
Credit Agricole SA
3/23/09	1.78 (b)(c)	212,000	212,000
Hartford Life Global Funding Trust
1/15/09	1.26 (c)	35,000	35,000
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (c)(d)	18,000	18,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(c)	42,000	42,000
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	156,000	156,000
Metropolitan Life Global Funding I
1/6/09	1.93 (b)(c)	29,087	29,087
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
National Australia Bank Ltd.
3/6/09	2.41% (b)(c)	$ 101,000	$ 101,000
New York Life Insurance Co.
2/27/09 to 3/30/09	1.63 to 2.35 (c)(d)	150,000	150,000
Nordea Bank AB
1/26/09	3.89 (b)(c)	147,000	147,000
Pacific Life Global Funding
1/5/09 to 1/15/09	1.27 to 1.97 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
2/4/09	3.27 (c)	41,000	41,000
Procter & Gamble Co.
3/9/09	2.22 (c)	13,000	13,000
Royal Bank of Canada
1/15/09	1.60 (b)(c)	144,000	144,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	14,000	14,000
Transamerica Occidental Life Insurance Co.
1/2/09	3.47 to 4.13 (c)(d)	80,000	80,000
Wells Fargo & Co.
1/15/09	1.35 (b)(c)	90,000	90,000
5/1/09	3.55 (c)	67,000	67,011
WestLB AG
1/12/09	1.90 (b)(c)	41,000	41,000
Westpac Banking Corp.
1/9/09	2.22 (c)	15,000	15,000
3/4/09	2.43 (b)(c)	142,000	141,986
TOTAL MEDIUM-TERM NOTES			2,380,584
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
1/2/09	4.17 (c)(d)	30,000	30,000
Repurchase Agreements - 12.8%
	Maturity Amount (000s)
In a joint trading account at:
0.04% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	$ 10,342	10,342
0.07% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	57,241	57,241

	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC at:
0.24%, dated 12/31/08 due 1/2/09:
(Collateralized by Certificates of Deposit Obligations valued at $12,360,165, 0.51%, 5/12/09 - 1/29/10)	$ 12,000	$ 12,000
(Collateralized by Corporate Obligations valued at $114,451,527, 5.2% - 12%, 9/15/11 - 5/15/38)	109,001	109,000
0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $645,710,431)	587,009	587,000
Barclays Capital, Inc. at:
0.19%, dated 12/31/08 due 1/2/09 (Collateralized by Corporate Obligations valued at $457,804,833, 1.79% - 9%, 1/30/09 - 5/15/67)	436,005	436,000
0.24%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $40,700,564)	37,000	37,000
2.35%, dated 11/25/08 due 1/27/09 (Collateralized by Equity Securities valued at $40,800,959)	37,152	37,000
2.5%, dated 11/10/08 due 1/8/09 (Collateralized by Equity Securities valued at $143,526,329)	130,533	130,000
Credit Suisse Securities (USA) LLC at 0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $805,198,445)	732,012	732,000
Deutsche Bank Securities, Inc. at 0.24%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $627,008,362)	570,008	570,000
TOTAL REPURCHASE AGREEMENTS		2,717,583
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $21,537,674)	21,537,674
NET OTHER ASSETS - (1.0)%	(208,543)
NET ASSETS - 100%	$ 21,329,131
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,831,573,000 or 8.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $390,000,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.17%, 1/14/09	7/11/08	$ 98,000
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 18,000
Metropolitan Life Insurance Co. 4.17%, 1/2/09	3/26/02	$ 30,000
New York Life Insurance Co.: 1.63%, 3/30/09	3/28/08	$ 95,000
2.35%, 2/27/09	5/12/08	$ 55,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co.: 3.47%, 1/2/09	4/29/08	$ 60,000
4.13%, 1/2/09	3/27/08	$ 20,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,342,000 due 1/02/09 at 0.04%
Banc of America Securities LLC	$ 4,580
Bank of America, NA	1,625
ING Financial Markets LLC	2,955
Societe Generale, New York Branch	1,182
$ 10,342
$57,241,000 due 1/02/09 at 0.07%
Banc of America Securities LLC	$ 13,295
Bank of America, NA	16,593
Barclays Capital, Inc.	332
Deutsche Bank Securities, Inc.	1,995
Goldman, Sachs & Co.	18,876
ING Financial Markets LLC	2,327
J.P. Morgan Securities, Inc.	1,662
RBC Capital Markets Corp.	499
Societe Generale, New York Branch	1,662
$ 57,241

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,537,674	$ -	$ 21,537,674	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 306,997
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(306,997)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $21,537,674,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009